Schedule of related party transactions (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 959,182	£ 859,730
Share-based payments	130,048	827,913
Related party transactions	£ 1,089,230	£ 1,687,643